Cash and Cash Equivalent- Summary of Reconcile to the Amount of Cash Shown in the Statement of Cash Flow (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalent	S/ 626,180	S/ 606,950	S/ 554,002	S/ 818,402
Bank overdrafts (Note 19)	(120)	(8,396)
Balances of the statement of cash flows	S/ 626,060	S/ 598,554